EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	$ (3,877,439)	$ (2,856,335)	$ (2,681,155)
Change in fair value of hedging instrument recognized in OCI	15,910	(105,776)	95,954
Reclassified from OCI to profit or loss	(10,132)	(13,016)	(30,074)
Deferred tax	(58)	959	345
Actuarial reserves by employee benefit plans	10,017	(3,968)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	(2,782)	923	2,873
Translation difference subsidiaries	17,622	(900,226)	(233,643)
Closing balance	(3,846,862)	(3,877,439)	(2,856,335)
Increase (decrease) due to application of new accounting standards
Currency Translation Reserve [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(3,790,513)	(2,890,287)	(2,656,644)
Change in fair value of hedging instrument recognized in OCI
Reclassified from OCI to profit or loss
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	18,354	(900,226)	(233,643)
Closing balance	(3,772,159)	(3,790,513)	(2,890,287)
Increase (decrease) due to application of new accounting standards
Cash Flow Hedging Reserve [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(60,561)	56,892	(9,333)
Change in fair value of hedging instrument recognized in OCI	39,602	(105,776)	95,954
Reclassified from OCI to profit or loss	(16,641)	(13,016)	(30,074)
Deferred tax	(58)	959	345
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	(732)
Closing balance	(38,390)	(60,941)	56,892
Increase (decrease) due to application of new accounting standards	380
Gains (Losses) on Change on Value of Time Value of Options [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(380)
Change in fair value of hedging instrument recognized in OCI	(23,692)
Reclassified from OCI to profit or loss	6,509
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries
Closing balance	(17,563)
Increase (decrease) due to application of new accounting standards	(380)
Actuarial Gain or Loss on Defined Benefit Plans Reserve [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(25,985)	(22,940)	(15,178)
Change in fair value of hedging instrument recognized in OCI
Reclassified from OCI to profit or loss
Deferred tax
Actuarial reserves by employee benefit plans	10,017	(3,968)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	(2,782)	923	2,873
Translation difference subsidiaries
Closing balance	(18,750)	$ (25,985)	$ (22,940)
Increase (decrease) due to application of new accounting standards